Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Principal weighted average assumptions used in applying the Black-Scholes model were as follows:

	2015 Grants	2014 Grants	2013 Grants
Expected Term	6.00 years	7.81 years	7.81 years
Volatility	22.24%	28.28%	28.61%
Dividend Yield	—	—	—
Discount Rate	1.79%	2.21%	2.13%

granted in 2014 and 2013 was $1.92 and $1.38 per share, respectively. Principal weighted average assumptions used in applying the Black-Scholes model were as follows:

	2014 Grants	2013 Grants
Expected Term	7.81 years	7.81 years
Volatility	28.28%	28.61%
Dividend Yield	—	—
Discount Rate	2.21%	2.13%

Schedule of Stock Options Roll Forward

A summary of stock option award activity as of and for the six months ended June 30, 2015, is presented below:

	Awards/Units (millions)	Weighted- Average Exercise Price	Aggregate Intrinsic Value (millions)	Weighted Average Remaining Contractual Life (years)
Outstanding at January 1, 2015	17.1	$9.38
Granted	1.2	$31.91
Exercised	(5.0)	$9.45
Forfeited	—	$—

Outstanding at June 30, 2015	13.3	$11.34

Vested and expected to vest at June 30, 2015	13.3	$11.34	$289.5	8.26
Exercisable at June 30, 2015	12.1	$9.35	$288.1	8.11

A summary of stock option award activity as of December 31, 2014 and changes during the year then ended, is presented below:

	Awards (millions)	Weighted- Average Exercise Price	Aggregate Intrinsic Value (millions)	Weighted Average Remaining Contractual Life (years)
Outstanding at January 1, 2014	16.2	$9.32
Granted	1.6	$9.62
Exercised	(0.4)	$8.03
Forfeited	(0.3)	$9.32

Outstanding at December 31, 2014	17.1	$9.38

Vested and expected to vest at December 31, 2014	17.1	$9.38	$284.5	8.58
Exercisable at December 31, 2014	2.9	$9.49	$47.6	8.44

Summary of Restricted Stock And Restricted Stock Activity

A summary of restricted stock and restricted stock unit award activity as of June 30, 2015 is presented below:

	Awards (millions)	Weighted-Average Fair Value
Outstanding at January 1, 2015	—	$—
Granted	1.7	$32.33
Vested	—	$—
Forfeited	—	$—

Outstanding at June 30, 2015	1.7	$32.33